REGULATORY REQUIREMENTS	12 Months Ended
Dec. 31, 2022
REGULATORY REQUIREMENTS
REGULATORY REQUIREMENTS

27.  REGULATORY REQUIREMENTS

The Company’s principle broker-dealer and insurance-broker subsidiaries, Futu Securities, Moomoo Financial Inc., Futu Clearing Inc., Moomoo Financial Singapore pte Ltd., Futu Insurance Brokers (Hong Kong) Limited and Futu Securities (Australia) Ltd. are subject to capital requirements determined by its respective regulators.

Futu Securities, the Company’s subsidiary located in Hong Kong, was subject to the Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Futu Securities is required to maintain minimum paid-up share capital and liquid capital.

Moomoo Financial Inc. and Futu Clearing Inc., the Company’s subsidiaries located in the United States, were subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act, which requires the maintenance of minimum net capital.

Moomoo Financial Singapore Pte. Ltd., the Company’s subsidiary located in Singapore, was subject to the Securities and Futures (Financial and Margin Requirements for Holders of Capital Markets Services licences) Regulations, which requires the maintenance of financial resource over its total risk requirement.

Futu Insurance Brokers (Hong Kong) Limited, was subject to Insurance (Financial and Other Requirements for Licensed Insurance Broker Companies) Rules, which requires minimum net assets.

Futu Securities (Australia) Ltd., the Company’s subsidiary located in Australia, was subject to Regulatory Guide 166 Licensing: Financial requirements, which requires the maintenance of net tangible assets.

27.  REGULATORY REQUIREMENTS (Continued)

The tables below summaries the net capital, the requirement and the excess capital for the Group’s broker-dealer subsidiaries as of December 31, 2022:

	As of December 31, 2022
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	7,021,471	1,427,687	5,593,784
Moomoo Financial Inc.	132,413	20,222	112,191
Futu Clearing Inc.	4,183,966	311,304	3,872,662
Moomoo Financial Singapore Pte. Ltd.	881,028	213,683	667,345
Futu Insurance Brokers (Hong Kong) Limited	1,304	500	804
Futu Securities (Australia) Ltd.	48,180	2,299	45,881

Regulatory capital requirements could restrict the operating subsidiaries from expanding their business and declaring dividends if their net capital does not meet regulatory requirements.

As of December 31, 2022, all of the regulated operating subsidiaries were in compliance with their respective regulatory capital requirements.